BORROWINGS - Narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,862,000,000	$ 42,249,000,000
Current borrowings	0	0
Non-recourse borrowings in subsidiaries of the partnership	1,616,000,000	2,757,000,000
Non-recourse borrowings in subsidiaries of the partnership	$ 35,104,000,000	38,052,000,000
Percentage of interest rate derivatives	7.60%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,142,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,142,000,000	$ 1,440,000,000
Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.50%
Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 2,350,000,000
Credit facility, maximum borrowing capacity	1,000,000,000
Brookfield Credit Agreements | At April 27, 2025
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Brookfield Credit Agreements | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.45%
Brookfield Credit Agreements | Floating interest rate | SOFR or Bankers Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.45%